Equity (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Equity Abstract
Actuarial losses on defined benefit pension plans	$ (15,728)	$ (12,975)
Share of other comprehensive income (loss) in equity-accounted investments	(681)	(927)
Unrealized losses on cash flow hedge - highly probable future exports	(13,845)	(20,360)
Translation adjustments	(75,027)	(75,208)
Total	$ (105,281)	$ (109,470)